COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under All Non-cancelable Operating Leases With Initial Term In Excess of One Year) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases
2016	$ 1,663
2017	$ 303
2018
2019
2020
Thereafter
Future minimum lease payments	$ 1,966
Rent expense
Rent expense	1,600	$ 1,800	$ 2,400
Third Party Commissions
Deferred revenue related to contracts covered by security agreements	0	11,700	10,200
Deferred costs related to contracts covered by security agreements	0	5,700	5,300
Letter of credit:
Outstanding letters of credit	16,000
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty	32,500
Uncertain Tax Positions
Gross unrecognized tax benefits	22,694	45,382	45,430	$ 54,012
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	6,000	$ 10,185	$ 9,999
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 16,700